ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2021
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Kaixin Auto Holdings (“the Company” or “KAH”), was founded in 2016 and was incorporated in the Cayman Islands.

On June 25, 2021, KAH completed a reverse acquisition (or reverse takeover, the “RTO”) with Haitaoche Limited (“Haitaoche”, or “HTC”), a company with focus on sales of imported automobiles and wholesale of domestic vehicles in PRC through its subsidiaries and variable interest entities, resulting in KAH acquiring 100% of the share capital of Haitaoche in exchange for an aggregate of 74,035,502 ordinary shares, which was issued to several former shareholders of Haitaoche. Following the Issuance, Haitaoche shareholders and KAH shareholders own 51.61% and 48.39%, respectively, of the post-closing outstanding KAH ordinary shares (on a fully diluted basis). The shareholders of Haitaoche controlled largest portion of the voting rights in the consolidated entity, and the management of Haitaoche became the management of the consolidated entity, resulting in the reverse acquisition of KAH under the acquisition method, whereby Haitaoche is deemed to be the accounting acquirer (See Note 3).

Following the completion of the RTO, KAH is the consolidated parent of Haitaoche and the resulting company operates under the KAH corporate name. Haitaoche’s historical financial statements became the historical financial statements of the Company. The acquired assets and liabilities of KAH are included in the Company’s consolidated balance sheet since June 25, 2021 and the results of its operations and cash flows are included in the Company’s consolidated statement of operations and comprehensive income (loss) and cash flows for periods beginning after June 25, 2021.

The Company, its consolidated subsidiaries, variable interest entities (“VIEs) and their subsidiaries, are collectively referred to as the “Group”. The Group is primarily engaged in sales of domestic automobiles and the used car sales business in the People’s Republic of China (“PRC”).

PRC regulations currently limit direct foreign ownership of business entities providing value-added telecommunications services and internet services in the PRC where certain licenses are required for the provision of such services. To comply with the PRC laws and regulations, the Company primarily conducts its business in China through the Company’s VIEs, i.e. Zhejiang Jieying Automobile Sales Co., Ltd (“Zhejiang Jieying”, formerly known as Shanghai Jieying Automobile Sales Co., Ltd), Shanghai Qianxiang Changda Internet Information Technology Development Co.,Ltd. (“Shanghai Changda”), Ningbo Jiusheng Automobile Sales and Services Co., Ltd.(“Ningbo Jiusheng”) and Qingdao Shengmei lianhe Import Automobile Sales Co., Ltd. (“Qingdao Shengmei”) and their subsidiaries, based on a series of contractual arrangements by and among Zhejiang Kaixin Auto. Co., Ltd.(“Zhejiang Kaixin”),  Shanghai Renren Automotive Technology Group Co., Ltd. (“Shanghai Auto”), Zhejiang Taohaoche Technology Co., Ltd. (“Zhejiang Taohaoche”, formerly known as Ningbo Taohaoche Technology Co., Ltd.), the Company’s VIEs and their nominee shareholders.

The following is a summary of the contractual arrangements (collectively, “VIE Agreements”) that the Company, through its subsidiaries, entered into with the consolidated VIEs and their nominee shareholders:

The Kaixin VIE arrangements

To comply with PRC laws and regulations, on August 18, 2017, Shanghai Auto, a wholly owned subsidiary of the Company through Jet Sound Hong Kong Company Limited, entered into a series of contractual arrangements with Zhejiang Jieying and Shanghai Changda (“Kaixin VIEs”) and their nominee shareholders. In December 2021, Zhejiang Kaixin which is a wholly owned subsidiary of the Company, Zhejiang Jieying and Zhejiang Jieying’s nominee shareholders signed a series of amended and restated agreements that replace the original VIE agreements entered into between Shanghai Auto and Zhejiang Jieying and their nominee shareholders in August 2017.  Since Zhejiang Kaixin and Shanghai Auto are companies under common control, the renewed contractual arrangements had no substantial change compared to the version signed on August 18, 2017. Through these original and renewed contractual arrangements, the Company became the primary beneficiary of the Kaixin VIEs and received substantially all the economic benefits from their operations. These agreements include Power of Attorneys, Business Operations Agreements, Exclusive Equity Option Agreements, Exclusive Technology Support and Technology Service Agreements, Loan Agreements, Equity Interest Pledge Agreements, Intellectual Property Right License Agreements and Spousal Consent Agreements (collectively “Kaixin VIE Agreements”).

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES-CONTINUED

The Kaixin VIE arrangements-continued

Each of the Kaixin VIE Agreements is described in detail below:

(1)

Power of Attorney: Each shareholder of Kaixin VIEs signed a power of attorney in 2021 pursuant to which he or she irrevocably authorizes Zhejiang Kaixin or any person designated by Zhejiang Kaixin to vote on Kaixin VIEs shareholder’s behalf at the shareholders’ meetings of Kaixin VIEs and exercise full voting rights as a Kaixin VIEs shareholder, including but not limited to, the right to propose a shareholders’ meeting, to accept any notification about the holding of such meeting, to attend the shareholders’ meeting and exercise full voting rights, and to sell or transfer any portion of Kaixin VIEs shareholder’s equity interests in Kaixin VIEs.

(2)

Business Operations Agreements: The business operations agreements specifically and explicitly grant Zhejiang Kaixin/Shanghai Auto the principal operating decision making rights, such as the appointment of the directors and executive management, of the Kaixin VIEs. The term of each business operation agreement is 10 years and will be extended automatically for another 10 years except where Shanghai Auto/Zhejiang Kaixin provides prior written notice otherwise. Neither the Kaixin VIEs nor any of the Kaixin VIEs’ shareholders may terminate the agreements during the terms or the extensions of the terms.

(3)

Exclusive Equity Option Agreements: Under the exclusive equity option agreements, Zhejiang Kaixin and Shanghai Auto have the exclusive right to purchase the equity interests of the Kaixin VIEs from the registered legal equity owners as far as PRC regulations permit a transfer of legal ownership to foreign ownership. Zhejiang Kaixin and Shanghai Auto can exercise the purchase right at any portion and any time in the 10-year agreement period. Without Zhejiang Kaixin and Shanghai Auto’s consent, the Kaixin VIEs’ shareholders shall not transfer, donate, pledge, or otherwise dispose of their equity shareholdings in the VIEs in any way. The equity option agreement will remain in full force and effect until the earlier of (i) the date on which all of the equity interests in the Kaixin VIEs have been acquired by Zhejiang Kaixin/Shanghai Auto or their designated representative(s); or (ii) the receipt of the 30-day advance written termination notice issued by Zhejiang Kaixin/Shanghai Auto to the shareholders of the Kaixin VIEs. The term of these agreements will be automatically renewed upon the extension of the term of the relevant exclusive equity option agreement.

(4)

Exclusive Technology Support and Technology Service Agreements: Zhejiang Kaixin, Shanghai Auto and Kaixin VIEs’ shareholders irrevocably agree that the Zhejiang Kaixin and Shanghai Auto shall be the exclusive technology service provider to the Kaixin VIEs in return for a service fee, which is determined at the sole discretion of Zhejiang Kaixin/Shanghai Auto. The term of each agreement is ten years and will be extended automatically for another ten years unless terminated by Zhejiang Kaixin and Shanghai Auto. Zhejiang Kaixin/Shanghai Auto can terminate the agreement at any time by providing a three-month prior written notice. The term of each exclusive technology support and technology services agreement is 10 years.

(5)

Loan Agreements: Under loan agreements between the Zhejiang Kaixin, Shanghai Auto and each of the shareholders of the Kaixin VIEs, Zhejiang Kaixin and Shanghai Auto made interest-free loans to the shareholders of exclusively for the purpose of the initial capitalization and the subsequent financial needs of the Kaixin VIEs. The loans can only be repaid with the proceeds derived from the sale of all of the equity interests in the Kaixin VIEs to Zhejiang Kaixin and Shanghai Auto or their designated representatives pursuant to the equity option agreements. The term of each of these loans is ten years from the actual drawing down of such loans by the shareholders of the Kaixin VIEs, and will be automatically extended for another ten years unless a written notice to the contrary is given by Zhejiang Kaixin/Shanghai Auto to the shareholders of the Kaixin VIEs three months prior to the expiration of the loan agreements. The Kaixin VIE shareholders undertake, among other things, not to transfer any of their respective equity interests in the Kaixin VIEs to any third party.

(6)

Equity Interest Pledge Agreements: The shareholders of the Kaixin VIEs have pledged all of their equity interests in the Kaixin VIEs with Zhejiang Kaixin/Shanghai Auto, and Zhejiang Kaixin and Shanghai Auto are entitled to certain rights to sell the pledged equity interests through auction or other means if the VIEs or the shareholders default in their obligations under other above-stated agreements.

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES-CONTINUED

The Kaixin VIE arrangements-continued

(7)

Intellectual Property Right License Agreements: Shanghai Auto/Zhejiang Kaixin grants to the Kaixin VIEs non-exclusive licenses to use certain intellectual property rights as listed in these agreements during the Kaixin VIEs’ normal business operations in the PRC. The Kaixin VIEs pay Shanghai Auto/Zhejiang Kaixin license fees on a monthly basis. The parties have made record filings of copies of these agreements to the relevant authorities subject to the requirements of the PRC law. The term of each intellectual property license agreement is five years and will be automatically extended for an additional one year unless either party provides the other party with prior written notice of termination.

(8)

Spousal Consent Agreements: The spouse of each of the shareholders of Zhejiang Jieying and Shanghai Changda acknowledged that certain equity interests of Zhejiang Jieying and Shanghai Changda, held by and registered in the name of his/her spouse would be disposed of pursuant to the loan agreement, exclusive equity option agreement and equity interest pledge agreement of which they were respectively a party, and they will not take any action to interfere with such arrangement, including claiming that such equity interests constitute property or communal property between his/her spouse and himself/herself.

As a result of these contractual arrangements and the completion of the RTO, the Company is fully and exclusively responsible for the management of Kaixin VIEs, assumes all of risk of losses of Kaixin VIEs and has the exclusive right to exercise all voting rights of Kaixin VIEs’ Shareholders. Therefore, the Company is considered the primary beneficiary of Kaixin VIEs and has consolidated the financial results of the Kaixin VIEs and their subsidiaries in the Group’s consolidated financial statements.

The Haitaoche VIE arrangements

To comply with PRC laws and regulations, Zhejiang Taohaoche, which became a wholly owned subsidiary of the Company after the completion of the RTO, conducts a substantial portion of the business in China through Ningbo Jiusheng and Qingdao Shengmei (the “Haitaoche VIEs”), and their subsidiaries, based on a series of contractual arrangements signed on July 11, 2019 and amended in October and November 2020, by and among Zhejiang Taohaoche, the Haitaoche VIEs and their nominee shareholders. Through these contractual arrangements, the Company became the primary beneficiary of the Haitaoche VIEs and received substantially all the economic benefits from their operations. These agreements include Business Operation Agreements, Powers of Attorney (Annex I of Business Operation Agreement), Agreement on Disposal of Equity and Assets, Exclusive Consulting and Service Agreements, Equity Pledge Agreements (collectively “Haitaoche VIE Agreements”).

Each of the Haitaoche VIE Agreements is described in detail below:

(1)

Business Operation Agreements: Pursuant to the Business Operation Agreements among Zhejiang Taohaoche and Haitaoche VIEs and their shareholders, each shareholder of Haitaoche VIEs confirms and agrees that without prior written consent of Zhejiang Taohaoche or other parties designated by Zhejiang Taohaoche, Haitaoche VIEs shall not engage in any transaction that would have material effects on its assets, business, personnel, obligations, rights and operation. Haitaoche VIEs and the shareholders agree to accept Zhejiang Taohaoche’s proposals from time to time relating to the employment or dismissal of employees, daily operation and management, and financial management system, and strictly implement the same. The shareholders agree that it shall issue the power of attorney, whereby, the shareholders shall irrevocably authorize Zhejiang Taohaoche’s designee to exercise the shareholder’s rights on behalf of the shareholder, and exercise all voting rights in the name of the shareholders in the shareholder’s meeting of Haitaoche VIEs. The shareholders further agree to replace the person authorized in such power of attorney, in accordance with Zhejiang Taohaoche’s requirement at any time. Zhejiang Taohaoche shall have the right to decide whether to terminate all the agreements between Zhejiang Taohaoche and Haitaoche VIEs, including by not limited to the Exclusive Consultancy and Services Agreement.

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES-CONTINUED

The Haitaoche VIE arrangements-continued

(2)

Agreement on Disposal of Equity and Assets: Pursuant to the Agreement on Disposal of Equity and Assets among Zhejiang Taohaoche, Haitaoche VIEs and their shareholders, the parties agree that from the effective date of this agreement, save as disclosed to Zhejiang Taohaoche and approved by Zhejiang Taohaoche in writing in advance, Zhejiang Taohaoche has the exclusive option to purchase or designate a third party to purchase at any time, all the equity interest held by the authorizing party in Haitaoche VIEs or all the assets owned by Haitaoche VIEs, at the lowest price permitted under the laws and regulations of the People’s Republic of China at the time of the exercise of such option. This option shall be granted to Zhejiang Taohaoche upon the effectiveness of this agreement after it is executed by all parties, and such option shall be irrevocably and shall not be changed during the term of this agreement. This agreement shall come into force upon the execution by all parties and have a term of ten years. Before the expiration of this agreement, if Zhejiang Taohaoche requests, this agreement shall be renewed according to Zhejiang Taohaoche’s request, and the parties shall enter into another agreement on disposal of equity and assets or continue to perform this agreement as required by Zhejiang Taohaoche.

(3)

Exclusive Consultancy and Services Agreement: Pursuant to the Exclusive Consultancy and Services Agreement between Zhejiang Taohaoche and Haitaoche VIEs, Zhejiang Taohaoche agrees to provide relevant consultation and services to Zhejiang Taohaoche as the sole consulting and services provider of Haitaoche VIEs. Haitaoche VIEs agrees to accept the consultation and services provided by Zhejiang Taohaoche within the validity period of this agreement. Haitaoche VIEs further agrees that, except with the prior written consent of Zhejiang Taohaoche, Haitaoche VIEs shall not accept any consultation and services provided by any third party within the business scope set forth in this agreement during the term of this agreement. Zhejiang Taohaoche shall have sole and exclusive rights to and interests in all rights, ownership, interests and intellectual property rights arising from the performance of this agreement. Haitaoche VIEs undertakes that if it intends to conduct any business cooperation with other enterprises, it shall obtain the consent of Zhejiang Taohaoche, and under equal conditions, Zhejiang Taohaoche or its affiliated companies shall have the priority of cooperation. The parties agree that for each financial quarter when Haitaoche VIEs make profit, Haitaoche VIEs shall pay the services fee and Zhejiang Taohaoche has the right to propose adjusting the amount of technical consulting and service fees in view of the income and profit of the Haitaoche VIEs during the quarter as determined pursuant to generally accepted accounting principles at the end of each quarter, and accordingly deliver a notice to the Haitaoche VIEs to adjust the amount of technical consulting and service fees.

(4)

Equity Pledge Agreement: Pursuant to the Equity Pledge Agreement between Zhejiang Taohaoche, Haitaoche VIEs, and the shareholders of Haitaoche VIEs, the shareholders of Haitaoche VIEs, shall pledge all its Equity Interest in Haitaoche VIEs to Zhejiang Taohaoche as security for Zhejiang Taohaoche’s rights and interest. Unless otherwise expressly approved in writing by Zhejiang Taohaoche after the effectiveness of the agreement, the pledge hereunder may be discharged only after Haitaoche VIEs and the pledger have properly fulfilled all their duties and obligations under all the agreements, which shall be acknowledged by Zhejiang Taohaoche in writing. During the term of the pledge, if Haitaoche VIEs fail to pay service fee pursuant to the Exclusive Consultancy and Services Agreement, or fails to perform other terms of such agreement or any terms of the Business Operation Agreement and the Agreement on Disposal of Equity and Assets, Zhejiang Taohaoche shall have the right to enforce the pledge right pursuant to this agreement with a reasonable notice.

(5)

Powers of Attorney (Annex I of Business Operation Agreement): Pursuant to the Equity Pledge Agreement between Zhejiang Taohaoche, Haitaoche VIEs, and the shareholders of Haitaoche VIEs, the shareholders of Haitaoche VIEs irrevocably authorizes Zhejiang Taohaoche or any person designated by HTC WOFE to vote on such the shareholders of Haitaoche VIEs behalf at the shareholders’ meetings of the Haitaoche VIEs and exercise full voting rights as a Haitaoche VIEs shareholder, including but not limited to, the right to propose a shareholders’ meeting, to accept any notification about the holding of such meeting, to attend the shareholders’ meetings and exercise full voting rights, and to sell or transfer any portion of the Haitaoche VIEs shareholder’s equity interests in the Haitaoche VIEs.

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES-CONTINUED

The Haitaoche VIE arrangements-continued

As a result of Haitaoche VIE Agreements, the Company is fully and exclusively responsible for the management of Haitaoche VIEs, assumes all of risk of losses of Haitaoche VIEs and has the exclusive right to exercise all voting rights of Haitaoche VIEs’ Shareholders. Therefore, the Company is considered the primary beneficiary of Haitaoche VIEs and has consolidated the financial results of the Haitaoche VIEs and their subsidiaries in the Group’s consolidated financial statements.

Risks in relation to the VIE structure

The Company and the Company’s legal counsel believe that the Kaixin VIE Agreements and Haitaoche VIE Agreements, are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders of the VIEs were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	Revoke the business and operating licenses of Zhejiang Kaixin, Shanghai Auto, Zhejiang Taohaoche, the VIEs and their subsidiaries;
●	Discontinue or restrict the operations of any related-party transactions among Zhejiang Kaixin, Shanghai Auto, Zhejiang Taohaoche, the VIEs and their subsidiaries;
●	Impose fines or other requirements on the Zhejiang Kaixin, Shanghai Auto, Zhejiang Taohaoche, the VIEs and their subsidiaries;
●	Require the Zhejiang Kaixin, Shanghai Auto, Zhejiang Taohaoche, the VIEs and their subsidiaries to revise the relevant ownership structure or restructure operations; and/or
●	Restrict or prohibit the Company’s use of the proceeds of the additional offering to finance the Company’s business and operations in China.

The Company’s ability to conduct its business, including its advertising business, used car trading business and its financing services to used car dealerships, may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Company may not be able to consolidate the VIEs and the VIEs’ subsidiaries in its consolidated financial statements as it may not be the primary beneficiary of the VIEs or lose the ability to receive economic benefits from the VIEs and the VIEs’ subsidiaries at all.

In addition, if Zhejiang Kaixin, Shanghai Auto, Zhejiang Taohaoche, VIEs and their subsidiaries or their shareholders fail to perform their obligations under the contractual arrangements, the Company may have to incur substantial costs and expend resources to enforce the Company’s rights under the contracts. The Company may have to rely on legal remedies under PRC law, including seeking specific performance or injunctive relief and claiming damages, which may not be effective. All of these agreements are governed by PRC law and provide for the resolution of disputes through arbitration in the PRC. Accordingly, these contracts would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with the PRC legal procedures. The legal system in the PRC is not as developed as in other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could limit the Company’s ability to enforce these agreements. Under PRC law, rulings by arbitrators are final, parties cannot appeal the arbitration results in courts, and prevailing parties may only enforce the arbitration awards in PRC courts through arbitration award recognition proceedings, which would incur additional expenses and delay. In the event the Company is unable to enforce these agreements, the Company may not be the primary beneficiary of the VIEs or may not receive economic benefits from the VIEs and the VIEs’ subsidiaries at all, and the Company’s ability to conduct its business may be negatively affected.

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES-CONTINUED

Risks in relation to the VIE structure- continued

Certain shareholders of the VIEs are also shareholders of the Company. The interests of the shareholders of the VIEs may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example, by influencing the VIEs not to pay the service fees when required to do so. The Company cannot assure that when conflicts of interest arise, shareholders of the VIEs will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest the shareholders of the VIEs may encounter in their capacity as beneficial owners and directors of the VIEs. The Company believes the shareholders of the VIEs will not act contrary to any of the contractual arrangements and the exclusive option agreements provide the Company with a mechanism to remove the current shareholders of the VIEs as beneficial shareholders of the VIEs should they act to the detriment of the Company. The Company relies on the current shareholders of VIEs whom also are directors and executive officers of the Company, to fulfill their fiduciary duties and abide by laws of Cayman Islands and act in the best interest of the Company or that conflicts will be resolved in the Company’s favor. If the Company cannot resolve any conflicts of interest or disputes between the Company and the shareholders of the VIEs, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

The Company’s ability to receive economic benefits from the VIEs also depends on the power of attorney that Zhejiang Kaixin, Shanghai Auto, and Zhejiang Taohaoche has to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

The following financial statement amounts and balances of the VIEs and their subsidiaries were included in the accompanying consolidated financial statements before elimination of intercompany transactions:

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES-CONTINUED

Consolidated Balance Sheets Information

	As of December 31,
	2020	2021
Cash and cash equivalents	$607	$343
Inventories	—	404
Prepayment for vehicle purchase and other current assets	442	51,236
Amounts due from related parties	704	—

Total current assets	1,753	51,983

Property and equipment, net	1	21
Intangible assets, net	293	295
Right-of-use assets		10
Other non-current assets	4,546	—

Total non-current assets	4,840	326

Total assets	$6,593	$52,309

Accounts payable	$—	$199
Short-term borrowing	—	6,277
Accrued expenses and other current liabilities	6	8,873
Advances from customers	412	500
Amounts due to related parties	10	—
Income tax payable	2	3,511

Total current liabilities	430	19,360

Total non-current liabilities	—	—

Total liabilities	$430	$19,360

Consolidated Statements of Operations data

	Years ended December 31,
	2019	2020	2021
Revenues	$45,848	$1,207	$253,840
Net loss	$(109)	$(166)	$(768)

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES-CONTINUED

Consolidated Cash Flows Information

	Years ended December 31,
	2019	2020	2021
Net cash provided by (used in) operating activities	$158	$(1,135)	$(3,092)
Net cash (used in) provided by investing activities	$—	$(290)	$2,822
Net cash (used in) provided by financing activities	$(318)	$2,132	$—

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations and can only be used to settle the VIEs’ obligations. The creditors of the one of Kaixin VIEs who provided short-term loans of $6,277 to the VIE have recourse to the general credit of Zhejiang Kaixin, Shanghai Auto, and Zhejiang Taohaoche. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

Relevant PRC laws and regulations restrict Zhejiang Kaixin, Shanghai Auto, and Zhejiang Taohaoche, VIEs and their subsidiaries from transferring a portion of its net assets, equivalent to the balance of their statutory reserve and their share capital, to the Company in the form of loans and advances or cash dividends.

COVID -19 Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position and results of its operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.